Accounts Receivables, Net - Schedule of Accounts Receivables, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Schedule of Accounts Receivables, Net [Abstract]
Accounts receivable	$ 32,745,976	$ 26,634,057
Allowance for credit losses
Total, net	$ 32,745,976	$ 26,634,057